INVENTORIES - NET (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES - NET
Schedule of inventories

	2021	2022
Components	578	588
SIM cards and prepaid vouchers	148	321
Others (each below Rp100 billion)	122	294
Total	848	1,203
Provision for obsolescence	(69)	(59)
Net	779	1,144